Lease Liabilities	6 Months Ended
Aug. 31, 2026
Lease Liabilities
Lease Liabilities

11.	Lease Liabilities

On September 23, 2025, the Company entered into a 24-month vehicle lease agreement with a down payment and related expenses of $26,743 and monthly payments of $276. The lease has a purchase option of $35,053 at the conclusion of the 24-month lease period.

On November 10, 2025, the Company signed a sublease agreement, which runs for 2 years and 9 months, from December 1, 2025 to August 31, 2028, with no renewal option. The company occupies the space for free in December 2025, then pays a base monthly rent of $3,460 starting January 1, 2026.

At the date of initial recognition, lease liabilities were measured at the present value of remaining lease payments, discounted at an annual interest rate of 7.29%.

On August 5, 2026, the Company entered into a 12-month vehicle lease agreement. The lease requires monthly payments of $4,138 and a security deposit of $4,775 paid at lease commencement. The lease includes a purchase option of approximately $5,000 at the conclusion of the 12-month lease term. The lease financing rate is 4.99%, and the lease liability was measured at the present value of remaining lease payments, discounted at an annual interest rate of 4.99%.

The following details the changes in lease liabilities:

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Balance, beginning of period	99,329	—
Recognized during the period	53,295	106,874
Interest expense	3,333	757
Lease payments	(26,556)	(8,302)
	129,401	99,329

Balance, end of period – current	89,475	38,878
Balance, end of period – non-current	39,926	60,451
Balance, end of period	129,401	99,329